JPMorgan Investor Balanced Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 87.4%
Alternative Assets — 0.8%
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	4,505	43,609
Fixed Income — 44.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	122,228	1,245,503
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	85,875	615,721
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,050	49,993
JPMorgan High Yield Fund Class R6 Shares (a)	22,886	147,155
JPMorgan Income Fund Class R6 Shares (a)	33,219	278,380
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	8,409	76,774
Total Fixed Income		2,413,526
International Equity — 5.9%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,757	83,920
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,434	70,331
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	2,647	88,374
JPMorgan International Equity Fund Class R6 Shares (a)	3,727	74,803
Total International Equity		317,428
U.S. Equity — 36.2%
JPMorgan Equity Income Fund Class R6 Shares (a)	6,932	170,171
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	4,256	312,028
JPMorgan Large Cap Value Fund Class R6 Shares (a)	8,583	174,395
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,439	76,441
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	443	25,364
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,234	35,115
JPMorgan U.S. Equity Fund Class R6 Shares (a)	21,604	512,882
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	2,488	189,384
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,069	288,820
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,585	178,359
Total U.S. Equity		1,962,959
Total Investment Companies (Cost $3,813,772)		4,737,522
Exchange-Traded Funds — 11.5%
Fixed Income — 2.8%
JPMorgan Limited Duration Bond ETF (a)	2,982	151,905
International Equity — 5.6%
JPMorgan International Research Enhanced Equity ETF (a)	4,874	305,203
U.S. Equity — 3.1%
JPMorgan Market Expansion Enhanced Equity ETF (a)	2,911	170,375
Total Exchange-Traded Funds (Cost $474,415)		627,483

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b) (Cost $63,765)	63,765	63,765
Total Investments — 100.1% (Cost $4,351,952)		5,428,770
Liabilities in Excess of Other Assets — (0.1)%		(6,649)
NET ASSETS — 100.0%		5,422,121

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,428,770	$—	$—	$5,428,770

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,171,611	$114,123	$39,363	$(9,606)	$8,738	$1,245,503	122,228	$34,758	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	583,747	48,712	16,314	(4,249)	3,825	615,721	85,875	19,806	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	45,667	2,152	—	—	2,174	49,993	8,050	2,152	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	113,095	1,791	32,452	(999)	2,485	83,920	2,757	1,790	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	80,071	2,432	13,863	(1,959)	3,650	70,331	4,434	2,432	—
JPMorgan Equity Income Fund Class R6 Shares (a)	151,161	6,309	3,115	(61)	15,877	170,171	6,932	2,747	1,123
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	83,579	2,739	7,383	905	8,534	88,374	2,647	2,740	—
JPMorgan High Yield Fund Class R6 Shares (a)	146,798	7,093	12,079	(2,075)	7,418	147,155	22,886	7,093	—
JPMorgan Income Fund Class R6 Shares (a)	269,958	13,519	12,410	(2,301)	9,614	278,380	33,219	10,857	—
JPMorgan International Equity Fund Class R6 Shares (a)	70,961	1,699	3,704	460	5,387	74,803	3,727	1,699	—
JPMorgan International Research Enhanced Equity ETF (a)	288,456	3,882	14,855	2,135	25,585	305,203	4,874	7,963	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	298,781	2,356	58,530	10,392	59,029	312,028	4,256	892	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	161,530	10,715	13,012	399	14,763	174,395	8,583	2,324	5,951
JPMorgan Limited Duration Bond ETF (a)	—	156,276	9,973	(368)	5,970	151,905	2,982	3,945	—
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	184,178	639	182,275	(756)	(1,786)	—	—	639	—
JPMorgan Market Expansion Enhanced Equity ETF (a)	174,690	—	31,220	3,917	22,988	170,375	2,911	2,299	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	77,060	—	13,095	(1,558)	14,034	76,441	1,439	—	—
JPMorgan Realty Income ETF (a)	15,407	—	15,684	(2,255)	2,532	—	—	—	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	76,445	2,036	3,415	(399)	2,107	76,774	8,409	2,037	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	26,669	1,139	4,199	(858)	2,613	25,364	443	286	852
JPMorgan Small Cap Value Fund Class R6 Shares (a)	49,068	724	20,650	478	5,495	35,115	1,234	654	71
JPMorgan U.S. Equity Fund Class R6 Shares (a)	465,590	11,040	46,888	16,389	66,751	512,882	21,604	3,505	5,097
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	180,172	1,988	31,991	7,551	31,664	189,384	2,488	905	1,083
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	58,666	262,299	257,200	—	—	63,765	63,765	2,268	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	260,265	4,738	23,462	3,402	43,877	288,820	7,069	2,460	327

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	$41,258	$1,234	$—	$—	$1,117	$43,609	4,505	$1,233	$—
JPMorgan Value Advantage Fund Class R6 Shares (a)	159,907	11,673	9,880	(171)	16,830	178,359	4,585	3,044	8,629
Total	$5,234,790	$671,308	$877,012	$18,413	$381,271	$5,428,770		$120,528	$23,133

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.
*	Non-income producing security.